Other assets - Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Cost	$ 161.6	$ 158.6
Accumulated Amortization	(135.1)	(119.7)
Net book value	26.5	38.9
Customer contracts
Finite-Lived Intangible Assets, Net [Abstract]
Cost	129.9	129.9
Accumulated Amortization	(114.4)	(104.7)
Net book value	15.5	25.2
Other
Finite-Lived Intangible Assets, Net [Abstract]
Cost	31.7	28.7
Accumulated Amortization	(20.7)	(15.0)
Net book value	$ 11.0	$ 13.7